Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Intangible Assets Subject To Amortization

Intangible assets subject to amortization as of December 31, 2024 consist of the following (in thousands, except years):

	Weighted Average Remaining Useful Lives	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(years)
Data rights	4	$67,064	$42,474	$24,590
Marketing products	9	59,099	44,365	14,734
Technology	2	107,279	106,399	880
Capitalized software	2	206,003	130,668	75,335
Total intangible assets		$439,445	$323,906	$115,539

Intangible assets subject to amortization as of December 31, 2023 consist of the following (in thousands, except years):

	Weighted Average Remaining Useful Lives	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(years)
Data rights	5	$67,064	$35,768	$31,296
Marketing products	7	59,099	37,552	21,547
Technology	1	107,292	95,633	11,659
Capitalized software	2	154,045	88,877	65,168
Total intangible assets		$387,500	$257,830	$129,670

Summary Of Expected Amortization Of Intangible Assets

As of December 31, 2024, expected amortization of intangible assets for each of the five succeeding fiscal years and thereafter is as follows:

Fiscal Years	(in thousands)
2025	$48,941
2026	34,265
2027	18,111
2028	6,225
2029	1,632
Thereafter	6,365
Total	$115,539